Parent Company Only, Statements of Condition (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets [Abstract]
Cash in subsidiary bank	$ 641,812	$ 578,004
Securities available for sale	358,185	452,289
Other assets	108,656	96,387
Total assets	6,238,744	6,168,191
Liabilities and shareholders' equity [Abstract]
Accrued expenses and other liabilities	46,478	38,668
Total liabilities	5,562,401	5,522,906
Shareholders' equity	676,343	645,285	$ 599,987	$ 601,128
Total liabilities and shareholders' equity	6,238,744	6,168,191
TrustCo Bank Corp NY [Member]
Assets [Abstract]
Cash in subsidiary bank	32,083	28,547
Investments in subsidiaries	649,373	623,658
Securities available for sale	49	48
Other assets	890	869
Total assets	682,395	653,122
Liabilities and shareholders' equity [Abstract]
Accrued expenses and other liabilities	6,052	7,837
Total liabilities	6,052	7,837
Shareholders' equity	676,343	645,285
Total liabilities and shareholders' equity	$ 682,395	$ 653,122